Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Effective Tax Rate [Abstract]
PRC statutory rates	25.00%	25.00%	25.00%
Preferential tax rates	(2.90%)	(25.80%)	(25.00%)
R&D credits	1.50%	3.00%	1.70%
Change in valuation allowance and others	(19.20%)	(0.40%)	(1.30%)
Effective tax rate	4.40%	1.80%	0.40%